RIVERFRONT PLAZA, EAST TOWER
951 EAST BYRD STREET
RICHMOND, VIRGINIA 23219-4074

TEL 804 • 788 • 8200
FAX 804 • 788 • 8218

EDWARD L. DOUMA
DIRECT DIAL: 804-788-8320
EMAIL: edouma@hunton.com

FILE NO: 55369.000048
May 16, 2006
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Ms. Hanna Teshome

Re:	Fremont Mortgage Securities Corporation
Registration Statement on Form S-3
Filed March 17, 2006
File No. 333-132540
Ladies and Gentlemen:
          On behalf of Fremont Mortgage Securities Corporation (the “Registrant”), we submit this response to the comments of the SEC Staff in your letter dated April 12, 2006 (the “Staff’s Letter”). For your convenience, the full text of the Staff’s comments (including the headings and numbering from your letter) is provided below, followed, in each instance, by our response on behalf of the Registrant presented in italics. In addition, we attach changed pages to the Registrant’s Registration Statement on Form S-3 marked to show changes responsive to the Staff’s comments and those marked changes are keyed to the numbering in the Staff’s Letter.
Registration Statement on Form S-3
General
1.	Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class, Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.
The Registrant hereby confirms that it and each issuing entity formed by it or its affiliates with respect to asset-backed securities involving the subject asset class have been current and timely with respect to its Exchange Act reporting obligations during the last twelve

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

months. The name of each affiliate formed by the Registrant or any affiliate with respect to asset-backed securities of the subject asset class and its related CIK Code are as follows:

Name of Affiliate	CIK Code
Fremont Home Loan Trust 2004-C	0001302049

Fremont Mortgage Securities Corp Fremont Home Loan Trust	0001309966
2004-D

Fremont Home Loan Trust 2005-A	0001319314

Fremont Home Loan Trust 2005-B	0001326291

Fremont Home Loan Trust 2005-C	0001333187

Fremont Home Loan Trust 2005-D	0001346257

Fremont Home Loan Trust 2005-E	0001346257
2.	Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.
The Registrant hereby confirms that all material terms to be included in the finalized agreements will be disclosed in the final Rule 424(b) prospectus for each asset-backed securities offering, or that finalized agreements will be finalized simultaneously with or prior to the final prospectus.
3.	Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.
The Registrant hereby confirms that it will file unqualified legal and tax opinions as of the settlement date for each takedown.
4.	We note that on page 51 you list several specific types of credit enhancement you may use, but indicate that “another method of credit enhancement described in the prospectus supplement” may be used, as well. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment.

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise to remove the language quoted above.
The Registrant hereby confirms that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown. The Registrant has removed the language quoted above.
Prospectus Supplement
General
5.	We note in the base prospectus that you may establish a pre-funding account. Please revise the prospectus supplement to provide bracketed disclosure of the information required by Item 1103(a)(5) of Regulation AB.
The Registrant has revised the disclosure as requested.
6.	Please provide bracketed language in the prospectus supplement to indicate that you will provide all of the information required by Items 1114 and 1115 of Regulation AB, if applicable. For example, while we note that you may enter into an interest rate swap agreement, it does not appear that you have provided bracketed placeholders for the financial information required by Item 1115(b) or disclosure regarding whether the significance percentage is less than 10%, at least 10% but less than 20%, or 20% or more. Revise accordingly.
The Registrant has added the bracketed language as requested.
7.	Please include a separately captioned section and disclose any legal proceedings pending against the sponsor, seller, servicer, depositor, trustees, issuing entity or other transaction parties that would be material to investors, if applicable. Refer to Item 1117 of Regulation AB.
The Registrant has added a new section as requested.
Important Notice About Information Presented

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

8.	We note your disclosure that if the terms of the certificates in the supplement vary from the related description in the prospectus, investors should rely on the prospectus supplement. Please note that the disclosure in a prospectus supplement may enhance disclosure in the base prospectus, but it should not contradict it. Please revise accordingly.
The Registrant has revised the disclosure as requested.
The Mortgage Loan Pool, page S-28
9.	Your disclosure on page S-31 indicates that certain statistical information regarding the mortgage pool is provided on Schedule A. However, Schedule A does not appear to have been filed. Revise accordingly.
The Registrant has revised the prospectus supplement to include Schedule A.
10.	While we note from your disclosure in the prospectus supplement that the proposed transaction will not include delinquent assets, as page 68 of your base prospectus indicates that delinquent assets may be included in an asset pool, please revise this section to include bracketed disclosure illustrating the delinquency information you would provide, if applicable. See Items 1111(c) and 1100(b)(1) of Regulation AB. You may also refer to Section 1.01 of Regulation AB Telephone Interpretations available on our website. Additionally, please confirm that delinquent assets will comprise less than 20% of each asset pool.
The Registrant has revised the prospectus supplement by placing statements about delinquent assets in brackets, and by including tables for disclosure of delinquency information in Schedule A. The Registrant confirms that delinquent assets will comprise less than 20% of each asset pool.
Base Prospectus
Summary of Prospectus, page 1
Credit Enhancement, page 3
11.	Please revise this section to disclose the types of credit support that may be used in a future securities offering rather than limiting the disclosure to examples only. In addition, delete the phrase “or another type of credit enhancement,” as all possible methods of credit enhancement must be disclosed in the base prospectus.

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

The Registrant has made the requested revisions.
Principal and Interest Distributions, page 37
12.	We note from the second paragraph of this section that the related prospectus supplement will specify the method for determining the interest rate on securities with adjustable interest rates. Please revise the base prospectus to identify all indices that may be used to determine interest payments or confirm that, in any case, they will be indices that reflect payments of interest based on debt transactions and not based on a securities or commodities index. Refer to Item 1113(a)(3) of Regulation AB.
The Registrant confirms that all indices utilized for determination of interest rates for a class of securities will be based on debt transactions and not based on a securities or commodities index, and has revised the Base Prospectus accordingly.
Cash Flow Agreements, page 50
13.	Either delete your reference to “purchase/sale agreements with respect to the trust assets,” or provide us with your legal analysis as to how the inclusion of these agreements in the asset pool would meet the definition of an asset-backed security under Item 1101(c)(1) of Regulation AB. Please include in your analysis the mechanics involved in the agreements you contemplate including in the asset pool and also explain how the addition of assets would meet the limited exceptions to the discrete pool requirement under Regulation AB. Please refer to the discussion at Section III.A.2. of SEC Release No. 33-8518.
The Registrant has deleted the reference to purchase/sale agreements because the Registrant does not intend to use purchase/sale agreements as credit enhancement for any asset-backed securities offering.
14.	Please delete the phrase “other swaps and derivative instruments or other agreements consistent with the foregoing.” The base prospectus should specify the types of cash flow agreements that may be used in future offerings. Please refer to Item 1115 of Regulation AB for a description of permissible derivative products.
The Registrant made the requested deletion, and has revised its disclosure related to cash flow agreements and derivative instruments to provide a specific listing of permissible instruments.

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

Credit Enhancement, page 51
15.	We note from the first paragraph of this section that any form of credit enhancement may be structured so as to be drawn upon by more than one series. We also note from the second paragraph of this section that if a form of credit enhancement covers more than one series, holders of securities will be subject to the risk that such credit enhancement will be exhausted by claims of other covered trusts prior to receiving their intended share of coverage. Please provide us with a legal analysis as to why this arrangement is consistent with the definition of an asset-backed security.
Regulation AB defines an “asset-backed security” as one “that is primarily serviced by the cash flows of a discrete pool of receivables or other financial assets.” The types of credit enhancement that would cover more than one series of securities are limited in scope, and are a relatively minor portion of the credit enhancement for any particular series. Each security would continue to be primarily serviced by the cash flows of a discrete pool of receivables or other financial assets.
For example, insurance might be obtained to cover losses on loans relating to bankrupt borrowers. Because of the expectation that bankrupt borrowers would comprise only a small portion of the loans in any one series, and because insurance coverage may be obtained in larger amounts at less cost, the depositor could determine to provide one policy to cover the same risk for multiple series. In such event, the applicable prospectus supplement will disclose the structure of that credit enhancement in a manner that is transparent and understandable to prospective investors, including a risk factor addressing the additional risks occasioned by such a structure.
Delivery of Additional Assets, page 63
16.	Please revise your disclosure in this section to better explain the circumstances under which you would add assets to the pool subsequent to the cut-off date, including a more thorough description of the “other means” you may use to do so. Additionally, tell us why this arrangement is consistent with the definition of an asset-backed security. Refer to Section III.A.2 of SEC Release No. 33-8518.
This disclosure was not intended to permit deliveries of assets to the pool following the cut-off date, but to recognize that additional or different forms of credit enhancement may be utilized in addition to, or in lieu of, certain insurance policies. The Registrant has clarified the disclosure to specify that other forms of credit enhancement, including

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

guarantees and other instruments, may be used in addition to, or in lieu of, certain insurance policies.
Evidence as to Servicing Compliance, page 89
17.	Please revise to update both this section and the related section in your prospectus supplement so that your disclosure accurately reflects the requirements of Items 1122 and 1123 of Regulation AB. In this regard, we note that this section appears to refer to only one of the three reports required by the rules noted above. We also note that instead of reflecting the provisions of Item 1122(b), which requires an attestation report from a registered public accounting firm regarding the servicing criteria set forth in Item 1122(d), your disclosure indicates that an accounting firm will review servicing operations in accordance with USAP. Revise accordingly.
The Registrant has revised the disclosure to include all reports required by Items 1122 and 1123 of Regulation AB and, specifically, to require an attestation report from a registered public accounting firm regarding the servicing criteria set forth in Item 1122(d).
Use of Proceeds, page 119
18.	We note from your disclosure that you may use the proceeds from the offering of the securities to pay for certain expenses incurred in connection with the acquisition of trust property. Please provide a bracketed placeholder in your prospectus supplement indicating that you will disclose the amount of such expenses. Refer to Item 1107(j) of Regulation AB.
The Registrant has made the requested revision to the Prospectus Supplement.
Exhibit 4.1
19.	We note that Section 4.18 of this agreement appears to allow the parties to modify their obligations under the agreement based on interpretive advice, convention among active participants in the asset-backed markets, advice of counsel or otherwise in respect of the requirements of Regulation AB. Please remove this qualifying language or revise to clearly state that the parties will comply with the requirements of Regulation AB at all times.
The Registrant has revised this language to clearly state that the parties will comply with the requirements of Regulation AB at all times.

Division of Corporate Finance
U.S. Securities and Exchange Commission
May 16, 2006

Exhibit 4.2
20.	While we were unable to locate Exhibit 4.2, which is incorporated by reference, due to the date of such document, it would not appear to comply with the requirements of Regulation AB. Please either point us to the older document or provide us with a revised version when available, marked to show changes made to comply with Regulation AB.
The Registrant has filed a revised version of Exhibit 4.2, with changes to comply with Regulation AB, as part of the amended registration statement accompanying this letter. In addition, a revised version is attached to this letter, marked to show changes made to comply with Regulation AB.
          Should you have additional comments or questions or require clarification of any of our responses on behalf of the Registrant, feel free to call the undersigned at (804) 788-8320 or Benjamin Ford at (804) 787-8933.
Sincerely yours,
/s/ Edward L. Douma
Edward L. Douma

cc:	Mr. Jeff Crusinberry
Mr. Bruce Hurwitz
Benjamin Ford, Esq.